SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Receivables [Abstract]
Balance at beginning of the year
Provision		4,664
Written off		(4,664)
Ending balance